Union Contracts (Notes)	3 Months Ended
Mar. 31, 2016
Union Contracts [Abstract]
Union Contracts
Union Contracts

On March 22, 2016, members of the United Auto Workers, Local 3462, ratified a new labor agreement covering approximately 325 employees at our Coshocton Works prior to the existing contract’s March 31, 2016 expiration. The new agreement is scheduled to expire on September 30, 2019.

An agreement with the United Auto Workers, Local 3303, which represents approximately 1,235 employees at our Butler Works, is scheduled to expire on October 1, 2016. An agreement with the United Auto Workers, Local 600, which represents approximately 1,165 employees at our Dearborn Works, is scheduled to expire on March 31, 2017. An agreement with the United Steelworkers, Local 169, which represents approximately 300 employees at our Mansfield Works, is also scheduled to expire on March 31, 2017.